Dividend	12 Months Ended
Dec. 31, 2011
Dividend
23.	DIVIDEND

Pursuant to a Board of Directors’ resolution dated February 21, 2011, the Company declared a total dividends of RMB270,314,878 (US$42,948,709) paid out of the Company’s 2010 net distributable profits, which are determined using an equity method basis of accounting for the stand-alone listed company financial statements, to the shareholders of the Company who were registered members of the Company as of March 18, 2011.

Pursuant to a Board of Directors’ resolution dated August 8, 2011, the Company declared a total dividends of RMB4,539,849,894 (US$721,309,505) paid out of the Company’s net distributable profits, which are determined using an equity method basis of accounting for the stand-alone listed company financial statements, to the shareholders of the Company who were registered members of the Company as of August 31, 2011.

The payments of these dividends were financed out of available cash held by the Company, subsequent to the declaration of dividends to the Company by Zhengtu Information (Note 17). In 2009, 2010 and 2011, the Company has paid dividends of RMB277,652,205, RMB 279,122,994 and RMB4,810,164,772 (US$764,258,214) respectively.